Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2008	$ 18,354	$ 4,521,760	$ (6,674,748)	$ (2,134,634)
Beginning Balance, Shares at Sep. 30, 2008	18,353,891
Stock compensation expense - employee options, Amount		139,787		139,787
Stock compensations expense - non-employee options		7,922		7,922
Issuance of common stock for services, Shares	6,175,043
Issuance of common stock for services, Amount	6,175	929,432		935,607
Issuance of common stock for retirement of debt, Shares	4,233,773
Issuance of common stock for retirement of debt, Amount	4,233	630,832		635,065
Issuance of common stock for accrued liabilities, Shares	400,000
Issuance of common stock for accrued liabilities, Amount	400			400
Issuance of common stock for debenture conversion, Amount				0
Comprehensive loss				(950,609)
Net loss			(950,609)	(950,609)
Ending balance, Amount at Sep. 30, 2009	29,162	6,229,733	(7,625,357)	(1,366,462)
Ending balance, Shares at Sep. 30, 2009	29,162,707
Stock compensation expense - employee options, Amount		150,625		150,625
Stock compensations expense - non-employee options		1,428		1,428
Issuance of common stock for services, Shares	4,400,000
Issuance of common stock for services, Amount	4,400	118,600		123,000
Issuance of common stock for accrued liabilities, Shares	866,667
Issuance of common stock for accrued liabilities, Amount	867	143,133		144,000
Issuance of warrants in connection with convertible debt, Shares		61,336		61,336
Issuance of warrants in connection with convertible debt, Amount		61,336		61,336
Issuance of common stock connection with acquisition of TransTech Systems, Inc, Shares	3,800,000
Issuance of common stock connection with acquisition of TransTech Systems, Inc, Amount	3,800	130,792		134,592
Issuance of common stock for debenture conversion, Amount				0
Comprehensive loss				(1,148,920)
Net loss			(1,148,920)	(1,148,920)
Ending balance, Amount at Sep. 30, 2010	38,229	6,835,647	(8,774,277)	(1,900,401)
Ending balance, Shares at Sep. 30, 2010	38,229,374
Stock compensation expense - employee options, Amount		23,586		23,586
Stock compensations expense - non-employee options		129,641		129,641
Issuance of common stock for services, Shares	1,289,692
Issuance of common stock for services, Amount	1,290	589,014		590,304
Issuance of common stock for RATLbab LLC acquisition, Shares	1,000,000
Issuance of common stock for RATLbab LLC acquisition, Amount	1,000	199,000		200,000
Issuance of common stock for accrued liabilities, Shares	798,411
Issuance of common stock for accrued liabilities, Amount	799	262,188		262,987
Issuance of common stock for debenture conversion, Shares	2,885,730
Issuance of common stock for debenture conversion, Amount	2,887	422,114		425,000
Comprehensive loss				(2,409,756)
Issuance of common stock, Shares	4,862,462
Issuance of common stock, Amount	4,861	1,063,387		1,068,248
Net loss			(2,409,756)	(2,409,756)
Ending balance, Amount at Sep. 30, 2011	$ 49,066	$ 9,524,577	$ (11,184,033)	$ (1,610,390)
Ending balance, Shares at Sep. 30, 2011	49,065,669